Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Quoted prices in active market (Level 1)
Financial assets held at fair value:
Trading assets	[1]	€ 49,545	€ 53,095
Trading securities, assets	[1]	49,312	52,886
Other trading assets	[1]	232	210
Positive market values from derivative financial instruments	[1]	1,683	2,198
Non-trading financial assets mandatory at fair value through profit and loss	[1]	1,308	2,275
Financial assets designated at fair value through profit or loss	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	21,236	18,273
Other financial assets at fair value	[1]	1,428	1,353
Total financial assets held at fair value	[1]	75,200	77,193
Financial liabilities held at fair value:
Trading liabilities	[1]	38,177	36,361
Trading securities, liabilities	[1]	38,177	36,361
Other trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	2,031	2,333
Financial liabilities designated at fair value through profit or loss	[1]	203	169
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1]	390	486
Total financial liabilities held at fair value	[1]	40,800	39,349
Valuation technique observable parameters (Level 2)
Financial assets held at fair value:
Trading assets	[1]	76,295	62,760
Trading securities, assets	[1]	71,721	59,752
Other trading assets	[1]	4,574	3,007
Positive market values from derivative financial instruments	[1]	227,387	241,481
Non-trading financial assets mandatory at fair value through profit and loss	[1]	98,922	80,744
Financial assets designated at fair value through profit or loss	[1]	45	75
Financial assets at fair value through other comprehensive income	[1]	15,919	14,324
Other financial assets at fair value	[1],[2]	(1,176)	(489)
Total financial assets held at fair value	[1]	417,393	398,894
Financial liabilities held at fair value:
Trading liabilities	[1]	10,160	7,617
Trading securities, liabilities	[1]	8,936	6,727
Other trading liabilities	[1]	1,224	890
Negative market values from derivative financial instruments	[1]	213,639	228,280
Financial liabilities designated at fair value through profit or loss	[1]	88,204	80,309
Investment contract liabilities	[1]	509	484
Other financial liabilities at fair value	[1],[2]	1,981	1,194
Total financial liabilities held at fair value	[1]	314,492	317,884
Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	[1]	9,054	9,420
Trading securities, assets	[1]	3,295	3,194
Other trading assets	[1]	5,759	6,226
Positive market values from derivative financial instruments	[1]	8,164	8,198
Non-trading financial assets mandatory at fair value through profit and loss	[1]	4,347	5,028
Financial assets designated at fair value through profit or loss	[1]	0	0
Financial assets at fair value through other comprehensive income	[1]	2,920	2,949
Other financial assets at fair value	[1]	19	5
Total financial assets held at fair value	[1]	24,503	25,599
Financial liabilities held at fair value:
Trading liabilities	[1]	33	27
Trading securities, liabilities	[1]	27	26
Other trading liabilities	[1]	6	0
Negative market values from derivative financial instruments	[1]	7,683	7,666
Financial liabilities designated at fair value through profit or loss	[1]	4,277	3,248
Investment contract liabilities	[1]	0	0
Other financial liabilities at fair value	[1],[3]	(44)	(85)
Total financial liabilities held at fair value	[1]	€ 11,948	€ 10,856

[1]	Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates” of the Annual Report 2023
[2]	Predominantly relates to derivatives qualifying for hedge accounting
[3]	Relates to derivatives, which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications